Annual Total Returns [BarChart] - Intermediate-Term Bond Fund - Fund Shares	Dec. 01, 2020
Bar Chart Table:
2010	13.45%
2011	6.34%
2012	11.21%
2013	1.31%
2014	5.75%
2015	(2.32%)
2016	6.67%
2017	5.90%
2018	(0.99%)
2019	11.06%